Concentrations of risks	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Concentrations of risks

Note 15 – Concentrations of risks

(a) Major customers

For the six months ended June 30, 2026, three customers individually accounted for approximately 28.4%, 23.5% and 11.8% of the Company’s total revenues, respectively. For the six months ended June 30, 2025, one customer accounted for approximately 58.4% of the Company’s total revenues.

(b) Major vendors

For the six months ended June 30, 2026, two vendors individually accounted for approximately 38.8% and 35.9% of the Company’s total purchases, respectively. For the six months ended June 30, 2025, two vendors individually accounted for approximately 53.4% and 18.1% of the Company’s total purchases, respectively.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Federal Deposit Insurance Corporation (FDIC) standard insurance amount is up to US$250,000 per depositor per insured bank. As of June 30, 2026 and December 31, 2025, the Company had cash balance of approximately US$15,000 and US$30,000 maintained at banks in the United States, respectively, of which, none of the balance was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately US$56,788 (S$75,000) per account. This was raised to US$75,717 (S$100,000) with effect from 1 April 2024. As of June 30, 2026 and December 31, 2025, the Company had cash balance of approximately US$3,000 and US$7,000, respectively, maintained at DI Scheme banks in Singapore, of which, none of the balance was subject to credit risk.

The Company’s cash balance in other countries (Malaysia, Vietnam, Australia, India, and China) are insignificant to its operations as of June 30, 2026 and December 31, 2025.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.